Intangible Assets - Summary of Intangible Assets Internally Developed and Acquired From Third Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,213.4	$ 2,075.6	$ 894.1
Ending balance	2,246.5	2,213.4	2,075.6
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,213.8	2,999.6	1,653.3
Additions	119.8	166.5	121.4
Additions -business combination			31.0
Disposals	(6.9)	(1.1)	(2.5)
Reclassifications	(27.6)
Impairment		53.1	(2.9)
Interest on capitalized assets		0.4	0.9
Assets held for sale		(0.8)	1,200.6
Translation adjustments	0.8	(3.9)	(2.2)
Ending balance	3,299.9	3,213.8	2,999.6
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,000.4)	(924.0)	(759.2)
Amortization	(103.7)	(86.6)	(128.5)
Amortization -business combination			(1.2)
Amortization of contribution from suppliers	21.1	10.1	8.3
Disposals	2.7	1.0	1.7
Reclassifications	27.7
Impairment		(2.3)
Interest on capitalized assets	(1.4)	(1.3)	(1.1)
Assets held for sale		0.7	(43.1)
Translation adjustments	0.6	2.0	(0.9)
Ending balance	(1,053.4)	(1,000.4)	(924.0)
Defense and Security [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11.8
Ending balance	80.3	11.8
All Other Segments [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	182.7
Ending balance	33.4	182.7
Internally generated [member] | Commercial [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,154.1	1,065.5	0.0
Ending balance	1,193.3	1,154.1	1,065.5
Internally generated [member] | Commercial [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,234.2	1,126.0
Additions	40.4	108.2	63.3
Reclassifications	(0.2)
Assets held for sale			1,062.7
Ending balance	1,274.4	1,234.2	1,126.0
Internally generated [member] | Commercial [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(80.1)	(60.5)
Amortization	(31.6)	(19.6)	(46.6)
Amortization of contribution from suppliers	10.2
Reclassifications	20.4
Assets held for sale			(13.9)
Ending balance	(81.1)	(80.1)	(60.5)
Internally generated [member] | Executive [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	788.4	750.8	742.2
Ending balance	881.6	788.4	750.8
Internally generated [member] | Executive [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,405.8	1,339.8	1,292.3
Additions	48.6	16.6	13.5
Reclassifications	90.2
Impairment		49.0	6.6
Interest on capitalized assets		0.4	0.9
Assets held for sale			26.5
Ending balance	1,544.6	1,405.8	1,339.8
Internally generated [member] | Executive [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(617.4)	(589.0)	(550.1)
Amortization	(42.9)	(34.9)	(28.3)
Amortization of contribution from suppliers	10.9	10.1	8.3
Reclassifications	(12.2)
Impairment		(2.3)
Interest on capitalized assets	(1.4)	(1.3)	(1.1)
Assets held for sale			(17.8)
Ending balance	(663.0)	(617.4)	(589.0)
Internally generated [member] | Defense and Security [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11.9	8.5	16.5
Ending balance	80.5	11.9	8.5
Internally generated [member] | Defense and Security [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	55.8	52.0	49.3
Additions	13.7	3.8	2.7
Reclassifications	62.0
Translation adjustments	0.9
Ending balance	132.4	55.8	52.0
Internally generated [member] | Defense and Security [Member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(43.9)	(43.5)	(32.8)
Amortization	(2.4)	(0.4)	(10.7)
Reclassifications	(5.2)
Translation adjustments	(0.4)
Ending balance	(51.9)	(43.9)	(43.5)
Internally generated [member] | Service and support [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance	9.0
Internally generated [member] | Service and support [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	9.0
Ending balance	9.0
Internally generated [member] | All Other Segments [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2.8	3.1	2.3
Ending balance	2.2	2.8	3.1
Internally generated [member] | All Other Segments [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4.6	4.6	3.6
Additions			1.0
Ending balance	4.6	4.6	4.6
Internally generated [member] | All Other Segments [Member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1.8)	(1.5)	(1.3)
Amortization	(0.6)	(0.3)	(0.2)
Ending balance	(2.4)	(1.8)	(1.5)
Not internally generated [member] | Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8.2	7.1	5.7
Ending balance		8.2	7.1
Not internally generated [member] | Development [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11.8	10.7	9.4
Additions		1.6	1.8
Disposals			(0.6)
Reclassifications	(11.8)
Translation adjustments		(0.5)	0.1
Ending balance	0.0	11.8	10.7
Not internally generated [member] | Development [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3.6)	(3.6)	(3.7)
Disposals			0.1
Reclassifications	3.6
Ending balance		(3.6)	(3.6)
Not internally generated [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	76.4	95.7	48.1
Ending balance	48.9	76.4	95.7
Not internally generated [member] | Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	310.6	308.1	213.7
Additions	4.1	6.3	3.1
Additions -business combination			9.4
Disposals	(1.6)	(1.1)	(1.9)
Reclassifications	(10.1)
Assets held for sale		(0.8)	82.2
Translation adjustments	(1.0)	(1.9)	1.6
Ending balance	302.0	310.6	308.1
Not internally generated [member] | Computer software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(234.2)	(212.4)	(165.6)
Amortization	(25.6)	(25.1)	(38.1)
Disposals	1.6	1.0	1.6
Reclassifications	4.1
Assets held for sale		0.7	(8.8)
Translation adjustments	1.0	1.6	(1.5)
Ending balance	(253.1)	(234.2)	(212.4)
Not internally generated [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21.4	21.7	10.0
Ending balance	22.3	21.4	21.7
Not internally generated [member] | Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21.4	21.7	10.0
Additions -business combination			13.8
Translation adjustments	0.9	(0.3)	(2.1)
Ending balance	22.3	21.4	21.7
Not internally generated [member] | Goodwill [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0
Ending balance		0.0	0.0
Not internally generated [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	150.2	123.2	69.3
Ending balance	8.7	150.2	123.2
Not internally generated [member] | Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	169.6	136.7	75.0
Additions	4.0	30.0	36.0
Additions -business combination			7.8
Disposals	(5.3)
Reclassifications	(157.7)
Impairment		4.1	(9.5)
Assets held for sale			29.2
Translation adjustments		(1.2)	(1.8)
Ending balance	10.6	169.6	136.7
Not internally generated [member] | Other intangible assets [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(19.4)	(13.5)	(5.7)
Amortization	(0.6)	(6.3)	(4.6)
Amortization -business combination			(1.2)
Disposals	1.1
Reclassifications	17.0
Assets held for sale		0.0	(2.6)
Translation adjustments		0.4	0.6
Ending balance	$ (1.9)	$ (19.4)	$ (13.5)